Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

October 31, 2012

Dates Covered
Collections Period	10/01/12 - 10/31/12
Interest Accrual Period	10/15/12 - 11/14/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/12	824,175,503.22	44,074
Yield Supplement Overcollateralization Amount at 09/30/12	13,663,733.09	0

Receivables Balance at 09/30/12	837,839,236.31	44,074
Principal Payments	26,303,421.98	935
Defaulted Receivables	1,054,370.45	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/12	12,992,238.78	0

Pool Balance at 10/31/12	797,489,205.10	43,094

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	8,116,961.34	647
Past Due 61-90 days	1,560,743.24	115
Past Due 91 + days	526,485.97	26

Total	10,204,190.55	788

Total 31+ Delinquent as % Ending Pool Balance	1.28%

Recoveries	622,141.75

Aggregate Net Losses/(Gains) - October 2012	432,228.70

Overcollateralization Target Amount	35,887,014.23
Actual Overcollateralization	33,195,455.46

Weighted Average APR	4.40%
Weighted Average APR, Yield Adjusted	5.25%
Weighted Average Remaining Term	55.50

Flow of Funds	$ Amount

Collections	30,023,345.69
Advances	3,240.24
Investment Earnings on Cash Accounts	3,688.72
Servicing Fee	(698,199.36)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	29,332,075.29

Distributions of Available Funds
(1) Class A Interest	382,040.22
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	28,926,517.90
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,332,075.29

Servicing Fee	698,199.36
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 10/15/12	793,220,267.54
Principal Paid	28,926,517.90
Note Balance @ 11/15/12	764,293,749.64

Class A-1
Note Balance @ 10/15/12	79,810,267.54
Principal Paid	28,926,517.90
Note Balance @ 11/15/12	50,883,749.64
Note Factor @ 11/15/12	26.7809209%

Class A-2
Note Balance @ 10/15/12	309,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	309,800,000.00
Note Factor @ 11/15/12	100.0000000%

Class A-3
Note Balance @ 10/15/12	257,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	257,000,000.00
Note Factor @ 11/15/12	100.0000000%

Class A-4
Note Balance @ 10/15/12	127,670,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	127,670,000.00
Note Factor @ 11/15/12	100.0000000%

Class B
Note Balance @ 10/15/12	18,940,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	18,940,000.00
Note Factor @ 11/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	405,557.39
Total Principal Paid	28,926,517.90

Total Paid	29,332,075.29

Class A-1
Coupon	0.29529%
Interest Paid	20,293.96
Principal Paid	28,926,517.90

Total Paid to A-1 Holders	28,946,811.86

Class A-2
Coupon	0.52000%
Interest Paid	134,246.67
Principal Paid	0.00

Total Paid to A-2 Holders	134,246.67

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4489184
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.0192580

Total Distribution Amount	32.4681764

A-1 Interest Distribution Amount	0.1068103
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	152.2448311

Total A-1 Distribution Amount	152.3516414

A-2 Interest Distribution Amount	0.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.4333333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/12	106,275.87
Balance as of 10/31/12	109,516.11
Change	3,240.24

Reserve Account
Balance as of 10/15/12	2,310,518.58
Investment Earnings	287.24
Investment Earnings Paid	(287.24)
Deposit/(Withdrawal)	—
Balance as of 11/15/12	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58